Income Taxes - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($)
Canadian Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 27.4
Australian Tax Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets	$ 1.2